ACQUISITIONS - Schedule of Purchase Consideration (Details) - EVO Payments, Inc $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended
Mar. 31, 2023 USD ($) $ / shares shares
Business Acquisition [Line Items]
Cash paid to EVO shareholders	$ 3,273,951
Cash paid for equity awards attributable to purchase consideration	58,510
Value of replacement awards attributable to purchase consideration	2,484
Total purchase consideration transferred to EVO shareholders	3,334,945
Total purchase consideration	$ 4,269,620
Price per share (in USD per share) | $ / shares	$ 34
Equity interest issued (in shares) | shares	0.3
Repayment of EVO's unsecured revolving credit facility (including accrued interest and fees)
Business Acquisition [Line Items]
Repayment of EVO's unsecured revolving credit facility (including accrued interest and fees)	$ 665,557
Payment of certain acquiree transaction costs and other liabilities on behalf of EVO
Business Acquisition [Line Items]
Repayment of EVO's unsecured revolving credit facility (including accrued interest and fees)	$ 269,118